Shareholder Report, Line Graph (Details) 190342_AAM S-P 500 High Dividend Value ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Nov. 28, 2017	Oct. 31, 2025
AAM S&P 500 High Dividend Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name									AAM S&P 500 High Dividend Value ETF NAV
Accumulated Value	$ 17,107	$ 12,870	$ 13,589	$ 13,778	$ 9,422	$ 11,280	$ 10,598	$ 10,000	$ 18,303
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	24,436	17,705	16,074	18,825	13,172	12,006	10,502	10,000	$ 29,678
S&P 500 Dividend and Free Cash Flow Yield Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Dividend and Free Cash Flow Yield Index TR
Accumulated Value	$ 17,516	$ 13,118	$ 13,807	$ 13,955	$ 9,500	$ 11,353	$ 10,629	$ 10,000	$ 18,803